Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	AIM ETF Products Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001797318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
(AllianzIM U.S. Large Cap Buffer10 Jan ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 29, 2023, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or December 28, 2023. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jan ETF	JANT	January 1, 2024, to December 31, 2024	15.00% - 18.00% (before management fee) 14.26% - 17.26% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	JANW	January 1, 2024, to December 31, 2024	10.25% - 13.25% (before management fee) 9.51% - 12.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2024, to June 30, 2024	6.00% - 9.00% (before management fee) 5.63% - 8.63% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 29, 2023, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or December 28, 2023. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jan ETF	JANT	January 1, 2024, to December 31, 2024	15.00% - 18.00% (before management fee) 14.26% - 17.26% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	JANW	January 1, 2024, to December 31, 2024	10.25% - 13.25% (before management fee) 9.51% - 12.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2024, to June 30, 2024	6.00% - 9.00% (before management fee) 5.63% - 8.63% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 29, 2023, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or December 28, 2023. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jan ETF	JANT	January 1, 2024, to December 31, 2024	15.00% - 18.00% (before management fee) 14.26% - 17.26% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	JANW	January 1, 2024, to December 31, 2024	10.25% - 13.25% (before management fee) 9.51% - 12.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2024, to June 30, 2024	6.00% - 9.00% (before management fee) 5.63% - 8.63% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.